Operating segments - Summary of Sales Revenue Derived from Sales of Goods (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Geographical Areas [Line Items]
Sales revenue from sales of goods	$ 27,722,571	$ 23,163,016
At a Point in Time | Nutraceutical Products | Nutraceutical
Disclosure Of Geographical Areas [Line Items]
Sales revenue from sales of goods	19,647,501	23,150,566
At a Point in Time | Cannabis and Hemp Products | Cannabis
Disclosure Of Geographical Areas [Line Items]
Sales revenue from sales of goods	636,630
Over Time | Processing Services | Cannabis
Disclosure Of Geographical Areas [Line Items]
Sales revenue from sales of goods	$ 7,438,440	$ 12,450